Operating Lease	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Operating Lease
Note 8 - Operating Lease

The Company leases its headquarters in Israel. The lease agreement expired in December 2022, and contains a renewal option of 2 years, which was reasonably certain to be exercised and therefore are factored into our determination of lease payments. In Addition, the Company acquired operating lease right-of-use assets and liabilities in Sheffield, UK, through the recent business combination of The Floow, which their lease agreements will expire in September 2027 and December 2029.

The Company’s operating lease expenses are recognized on a straight-line basis. Operating lease cost for the twelve months ended December 31, 2022 were as follows:

December 31
2022
USD thousand
Operating lease cost:
Fixed payments and variable payments that depend on an index or rate	1,000
1,000

Cash flow and other information related to operating leases were as follows:

December 31
2022
USD thousand
Cash paid for amounts included in the measurement of lease liabilities	904
Right-of-use assets obtained in exchange for new operating lease liabilities	2,040

December 31
2022
Weighted-average remaining lease term of operating leases	3.71 years
Weighted average discount rate of operating leases	3.10%

Maturities of operating lease liabilities were as follows:

USD thousand
2023	742
2024	742
2025	183
2026	183
Thereafter	259

Total undiscounted minimum lease payments	2,109
Less: Imputed interest	(155)

1,954